REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2022
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a) Regulatory Authority

The activities of the Company that provides Information and Communication Technologies Services (“ICT”) are regulated by a set of rules and regulations that comprise the regulatory framework of the telecommunication sector.

The Regulatory Authority for ICT services in Argentina is ENACOM which is currently under the jurisdiction of the Secretariat of Public Innovation under the Cabinet of Ministers.

Núcleo, with operations in the Republic of Paraguay, is under the oversight of the CONATEL (such as TUVES), and Personal Envíos is under the oversight of the Central Bank of the Republic of Paraguay.

Telecom USA, which operates in the USA, is under the oversight of the Federal Communications Commission (“FCC”).

Adesol, a company incorporated in Uruguay, has contractual relationships with several licensees that provide subscription television services in such country through various systems, which are under the oversight of the Communication Services Regulatory Agency (“URSEC”, for its Spanish acronym).

Finally, Micro Sistemas is registered as a PSP, as an Interoperable Digital Wallet and as Other Non-Financial Credit Provider, therefore it is subject to the oversight and certain regulations of the BCRA and the FIU for these types of operations.

b) Licenses

Under the Licencia Única Argentina Digital, the Company currently provides the following services:

●	Local fixed telephony,
●	Public telephony,
●	Domestic and international long-distance telephony,
●	Domestic and international point-to-point link services,
●	Value added, data transmission, videoconferencing, transportation of broadcasting signals, and Internet access,
●	STM, SRMC, PCS and SCMA, also called mobile communications services (“SCM”, for its Spanish acronym), Such licenses were granted for the provision of STM in the Northern Region of Argentina, of SRMC in the AMBA area, and of PCS and SCMA throughout the country.
●	SRS and
●	SRCE

Licenses held by subsidiaries in Paraguay are the following:

Núcleo holds a license to provide mobile telecommunication services - STMC and PCS throughout Paraguay. In addition, Núcleo holds a license for the installation and exploitation of Internet and data services throughout Paraguay. All these licenses were granted for renewable five-year periods.

Personal Envíos is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”, for its Spanish acronym) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Tuves Paraguay has a license for the provision of direct-to-home subscription audio and television services (“DATDH”, for its Spanish acronym). This license has been granted for renewable five-year periods.

c) Regulatory framework of the services provided by the Company

Among the main regulations that govern the services rendered by the Company, the following stand out:

●	LAD and its amendments.
●	Law No. 19,798 to the extent it does not contradict the LAD.
●	The Privatization Regulations, which regulated that process.
●	The Transfer Agreement.
●	The licenses for providing telecommunication services granted to the Company and the Bidding Terms and Conditions and their respective general rules.
●	Current service regulations. See the main regulations on Licenses, Interconnection, SU and Spectrum in sections d), e) and f) of this Note.
i)	LAD and its amendments

The LAD maintains a single country-wide ICT Services license scheme and an individual registration of the services to be rendered.

Among the main amendments to the LAD the following stand out:

●	The incorporation of Subscription Broadcasting Services (physical or radio-electric link, such as cable TV) as an ICT Service within the scope of the LAD and excluding it from Law of Audiovisual Communications Services (“LSCA”, for its Spanish acronym).
●	Any subscription broadcasting license (such as cable television) are considered, for all purposes, a Licencia Única Argentina Digital, with a registration for such service. Furthermore, the Decree provides for a 10-year extension counted as from January 1, 2016 for the use of spectrum frequencies by radio-electric link subscription broadcasting services licensees.
●	Fix in 15-years (until January 2, 2032), the term to provide for the unbundling of the local network of the licensees of the ICT Services (protection of last-mile fixed new generation networks to Broadband).

It should be noted that until the enactment of a law that will unify the fee regime provided under the LSCA and the LAD, the physical link and radio-electric link subscription broadcasting services will continue to be subject only to the fee regime provided under LSCA (included in “Taxes and Fees with the Regulatory Authority” of the Statement of Income).  Therefore, they shall not be subject to the SU investment contribution or the payment of the Control, Oversight and Verification Fee provided under the LAD.

ii)	Decree No. 690/20 - Amendment to the LAD - Controversy

On August 22, 2020, PEN issued Decree No. 690/20 (“Decree No. 690/20”), which has been ratified by the Argentine Congress under Law No. 26,122 and has been regulated through ENACOM Resolutions No. 1,466/20 and 1,467/20, through which:

●	declared ICT Services as well as access to telecommunications networks for and between licensees as “essential and strategic competition public services”, and empowered ENACOM to ensure accessibility;
●	established that the prices of: (i) the essential and strategic competition public ICT Services, (ii) the prices of those services provided in accordance with the Universal Service and (iii) the prices of those services determined by ENACOM for public interest reasons, shall be regulated by ENACOM;
●	ENACOM established the price and characteristics of each service of the ICT’s PBU;
●	suspended any price increases or changes set or announced by the ICT’s licensees from July 31, 2020 to December 31, 2020;
●	allowed ICT licensees to increase retail prices for services up to 5% during January 2021, considering the prices effective as of July 31, 2020 as the price of reference. Also, provides that ICT Services Licensees may request a higher increase on an exceptional basis in accordance with the provisions of the LAD.

The Company began to implement an increase in prices as from January 2021, in order to match the increase in its costs due to the inflation. Nevertheless, it failed to transfer to the price of its services the inflation accumulated in the period March-December 2020, as a result of different measures provided by PEN. Additionally, the Company initiated legal proceedings before the Federal Court of Appeals on Administrative Litigation Matters challenging the constitutionality of Decree No. 690/20 and the aforementioned ENACOM Resolutions, which was notified to PEN on October 7, 2021.

In this context, the Company sought to obtain a precautionary measure suspending the application of the aforementioned ENACOM regulations and Decree No. 690/20. On April 30, 2021, the Chamber of the Federal Court of Appeals on Administrative Litigation Matters decided by majority to grant the injunction requested, ordering the suspension of the effects of Decree No. 690/20 and of ENACOM resolutions provided as a consequence and their non-applicability to the Company. This preliminary injunction was initially granted for a period of six months and it has been extended for equal periods, the last extensions granted being on September 29, 2022 and March 8, 2023.

Through the decision of December 2, 2022, the Chamber II of the Federal Court of Appeals on Administrative Litigation Matters, confirmed the resolution of the court of first instance on September 29, 2022. As supported by the preliminary injunctions granted, the Company increased the prices of its services in order to continue to match the increase in its costs due to the inflation.

PEN and ENACOM filed appeals against the aforementioned decision of the Federal Court of Appeals on Administrative Litigation Matters, which were denied on June 18, 2021.

On June 29, 2021, PEN and ENACOM filed an appeal before the Supreme Court of Justice, which was denied on November 15, 2022.

Consequently, the precautionary measure is fully in force as of the date of issuance of these consolidated financial statements, through extensions for periods of six months.

The Company, with the assistance of its legal advisors, is analyzing the actions that may be necessary in order to protect its rights. The Company’s Management and its legal advisors, consider that the Company has solid legal arguments to support its position and that there is a reasonable likelihood that this matter will result in a favorable outcome for the Company, notwithstanding the fact that at this stage it is not possible to predict the final outcome of the claim.

d) General Regulation of the Universal Service (“RGSU” for its Spanish acronym)

ENACOM approved a new RGSU through Resolution No. 721/20 of September 3, 2020.

The new Regulation, althought it maintains the obligation to contribute to the FFSU 1% of total revenues accrued for the provision of ICT Services net of its taxes and fees (included in “Taxes and Fees with the Regulatory Authority” of the Statement of Income), among the most relevant matters, provides:

(i)	That ENACOM may consider that the monthly obligation of the Contributors has been partially settled for up to 30% of their contributions, based on the reporting of computable investments made in projects approved by ENACOM;
(ii)	That the licensees may submit projects to ENACOM for their review and assessment;
(iii)	That the deployment of fixed Next Generation Networks (“NGN”) for the provision of broadband Internet services of the Projects shall not fall within the scope of the protection described in section c) i) above.

In addition, within the framework of the new RGSU, SU Programs have been approved providing for the deployment of fixed broadband, deployment of access networks to mobile communications services and services to public institutions, among others.

i)	SU Fund - Impact on the Company with respect to its original license to provide SBT

According to the provisions of SC Resolution No. 80/07, No. 154/10 and CNC Resolution No. 2,713/07, Telecom filed its affidavits including the offset amounts related to the services that should be considered as SU services.

However, several years after the market’s liberalization and the effectiveness of the SU regulations and its ammendments,  which were replaced with Decree No. 558/08 and the LAD, incumbent operators have still not received any offsets for providing services with the characteristics set forth under the SU regime.

As of the date of these consolidated financial statements, the Company has filed its monthly SU affidavits related to the services associated with its original license to render SBT, which result in a receivable. The programs and the valuation methodology used to estimate this receivable are pending of approval by the Regulatory Authority. This receivable has not yet been recorded in these consolidated financial statements as of December 31, 2022 since it is subject to the approval of the SU Programs and the review of those affidavits by the Regulatory Authority and the confirmation of the existence of enough contributions to the SU Trust so as to compensate the incumbent operators.

Between years 2011 and 2012, the SC issued a serie of resolutions through which it notified the Company that investments associated with “High-Cost Areas”, the “Special Information Service 110”, the “Discounts for Retired People, Pensioners and Low Consumption Households”, the services of “Social Public Telephony and Loss-Making Public Telephony”, the “Services and Discounts relating to the Information Society Program argentin@internet.todos”, the “Services for Deaf-Mute People”, the “Free Access to Special Emergency Services and Special Community Services”, the “Value Added Service 0611 and 0612” and the “Long Distance Semipublic Service (SSPLD)”, did not qualify as Initial SU Programs, and that, they did not constitute different services involving a SU provision, and therefore, cannot be financed with SU Funds.

The Company’s Management, with the advice of its legal counsel, has filed appeals against the above-mentioned resolutions, presenting the legal arguments based on which such resolutions should be revoked.

In September 2012, the CNC ordered the Company to deposit approximately $208. The Company has filed a recourse refusing the CNC’s order on the grounds that the appeals against the SC Resolutions are still pending of resolution.

In November 2019, ENACOM notified Telecom that the appeals filed by the Company against the SC resolutions had been rejected, taking them to superior body for substantiation. As of the date of these consolidated financial statements, the appeal review body has not yet issued a decision.

While it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

ii)	FFSU - Impact on the Company with respect to the SCM originally provided by Telecom Personal S.A. (Personal, company merged in 2017)

In compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, Personal has filed its affidavits since July 2007 and deposited the corresponding contributions.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing the “Infrastructure and Facilities Program.” The Resolution provided that telecommunication service providers could only allocate to investment projects under this program the amounts corresponding to outstanding investment contribution obligations arising from Annex III of Decree No. 764/00 before the effective date of Decree No. 558/08.

In July 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services declared by the SCM Providers as “High Cost Areas or services provided in non-profitable areas”, “services provided to clients with physical limitations (deaf-mute and blind people)”, “rural schools”, and requests relating to the installation of radio-bases and/or investment in infrastructure development in various localities, did not constitute items that could be discounted from the amount of SU contributions. It also provided that certain amounts already deducted could be used for investment projects within the framework of the Program created under SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal filed an administrative appeal against SC requesting its nullity. As of the date of these consolidated financial statements, this appeal is still pending of resolution.

In October 2012, in response to the order issued by the SC, Personal deposited under protest the amount corresponding to the assessment of the SU services provided by Personal, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC. Since August 2012, Personal -and subsequent to the merger, the Company- is paying under protest of those concepts in its monthly affidavits. As of December 31, 2022, the Company has not recognized any credits related to these concepts.

While it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

iii)	FFSU - Impact on the Company with respect to the services originally provided by Cablevisión (company merged in 2018)

Cablevisión -and subsequent to the merger, the Company- has complied with its investment contribution obligations. The Regulatory Authority has not yet approved the Project filed by Cablevisión on June 21, 2011, within the framework of SC Resolution No. 9/11, in order to fulfill the SU contribution obligation for the amounts accrued since January 2001 until the effectiveness of Decree No. 558/08.

e) Spectrum

Trough Resolution SC No. 79/14 and SC Resolutions No. 80/14, 81/14, 82/14, 83/14 and 25/15, the Company was awarded Lots 2, 5, 6 and 8 and the remaining frequencies of the Personal Communication Services (PCS) and the SRMC, as well as those of the new spectrum for the SCMA, which were offered through a public auction process approved by SC Resolution No. 38/14.

In accordance with the conditions of the tender document, the authorizations for the use of the frequencies that are the object of the auction are granted for a period of 15 years counted from the notification of the administrative act of adjudication. In particular, for the new spectrum of the SCMA, both the term of the authorizations for the use of frequencies as well as the corresponding deployment obligations, was counted as from February 27, 2018, in accordance with what is stated in Resolution No. 528/18.

Once the term of use granted for the different frequencies has expired, the Regulatory Authority may extend the validity at the express request of the successful bidder (which will be onerous and under the price and conditions established by it).

i)	Spectrum incorporated to the Company under the corporate reorganizations of Telecom and the merger with Cablevisión

In December 2017, the Company was served with ENACOM Resolution No. 5,644-E/2017, whereby that agency decided, among other things, to authorize the transfer in favor of Telecom Argentina of the authorizations and permits to use frequencies and allocations of numbering and sign-posting resources to provide the services held by Cablevisión, pursuant to effective regulations, and the agreement executed by Nextel Communications Argentina S.R.L. on April 12, 2017 (IF-2017-08818737-APN-ENACOM#MCO). Telecom Argentina shall, within a term of two years as from the date on which the merger was approved by the CNDC and ENACOM, return the radio-electric spectrum that exceeds the limit set under Section 5 of Resolution No. 171-E/17 issued by the Ministry of Communications (80 Mhz exceeded the limit set).

During 2019, Telecom Argentina proceeded with a partial return of the radio-electric spectrum (40 Mhz) and completed it in March 2022 (other 40 Mhz).

Moreover, on March 15, 2022, ENACOM issued Resolution No. 419/2022 through which it accepted the return of spectrum by Telecom Argentina under the terms of ENACOM Resolution No. 5644-E/2017.

The accounting treatment as of December 31, 2022 is detailed in Notes 3.m and 10.

ii)	ENACOM Resolution No. 798/2022 – On-demand allocation of spectrum blocks

Through Resolution No. 798/2022 published in the Official Gazette on May 19, 2022, ENACOM began the process for the on-demand allocation of spectrum blocks of the 2500-2570 MHz and 2620-2690 MHz frequencies for the provision of SCMA services. Through said Resolution, ENACOM also approved the bidding terms and conditions and the list of locations for which there is spectrum available for the provision of SCMA services. Article 12 of the bidding term and condition allowed the return of portions of spectrum previously assigned as a means of payment for the assigned frequencies.

On May 31, 2022, Telecom made a filing requesting the allocation of spectrum blocks under this process. Through Resolution No. 1729/2022 published in the Official Gazette on August 31, 2022, ENACOM assigned to Telecom the spectrum blocks requested and the return of the spectrum proposed by Telecom was accepted as part of payment.

f) Other relevant regulatory matters

i)	Number Portability Regulation

On April 4, 2018, the Ministry of Modernization issued Resolution No. E-203/18, whereby it approved the new Number Portability Regulation, including the portability of fixed telephony service lines. Through such Resolution, such Ministry also approved, among others, the implementation schedule for the portability of these services, among other definitions contemplated in the resolution.

On September 20, 2022, the first phase of the process was implemented, enabling Fixed Portability in the towns of La Plata, Mar del Plata and Salta. Subsequently, on October 4, 2022, the second phase was performed, incorporating twenty localities of medium teledensity. Finally, on October 18, 2022, the third and last phase was implemented, incorporating the rest of the country.

ii)	General Regulation of the Reliable and Intelligent Telecommunications Service (STeFI) and Band Allocation

On December 28, 2022, ENACOM Resolution No. 2385/2022 was published in the Official Gazette, through which the “General Regulation of the Reliable and Intelligent Telecommunications Service (“STeFI” for its Spanish acronym)” was approved, which regulates the use of Fifth Technology Generation (5G) in the country, with the objective of establishing the conditions of the service, the essential benefits and the minimum technological guidelines that guarantee its quality and efficiency.

The Regulation defines “Reliable and Intelligent Telecommunications” as: the fixed and mobile wireless ICT Service, which, through the use of digital access technologies with high spectral efficiency and flexible network architectures, supports enhanced mobile broadband applications, high reliability and low latency communications, and mass machine-type communications, among others.

Through ENACOM Resolution 2386/2022, dated December 29, 2022, the allocation of the frequency band between 3300 and 3600 MHz to the Fixed Service and the Land Mobile Service was provided, and the migration, within a period of two years of the systems belonging to the Fixed Service of Data Transmission and Added Value that operate in the frequency band between 3300 and 3700 MHz, to the frequency bands between 3600 and 3700 MHz and between 10.15 and 10.65 GHz. The Systems of Transport of Television Programs (TPTV) and Transport of Video Signals (STSV) that operate in the 3300 – 3400 MHz band, must migrate to bands above 6GHz. The rule provided that a regulation would be issued in 30 days to establish the migration parameters and its publication is pending.

As of the issuance date of these consolidated financial statements, the Company is analyzing the new service regulations.

g) Regulatory situation of Micro Sistemas as PSP

i)	Communications issued by the BCRA

In January 2020, the BCRA issued Communication “A” 6,859 and Communication “A” 6,885, whereby it established the rules for the operation of the payment accounts offered by PSPs. Among other obligations, it was provided that PSPs must be registered in the “Registry of Payment Service Providers that Offer Payment Accounts” managed by the Superintendency of Financial and Exchange Institutions (SEFyC, for its Spanish acronym).

In addition, pursuant to said regulations, PSPs must comply with the reporting regime established by the BCRA.

In that regard, during fiscal years 2020 and 2021, the Central Bank of Argentina issued several Communications, whereby, among other things, it established the same rules for legal entities that, without being financial entities, serve at least one function in the provision of payment services, and therefore, compete.

The most important provisions of the effective legislation are detailed below:

a)	Offering of Accounts and Funds Management: PSPs can offer the necessary accounts for debits and credits within the payment scheme. The accounts offered by PSPs are called payment accounts. Payment accounts are unrestricted accounts offered by PSPs to their customers to order and/or receive payments.

Customer funds credited to the payment accounts offered by PSPs must be available at all times (immediately upon demand by the customer) for an amount at least equivalent to that credited to the payment account. To this end, the systems implemented by PSPs must be able to identify and individualize the funds of each customer.

The customers’ funds must be deposited in checking accounts in pesos held with Argentine financial institutions. Notwithstanding the foregoing, at the express request of the customer, the funds credited to payment accounts can be applied to investments in ‘mutual funds’ in Argentina. Such funds shall be debited from the relevant payment account, in which case the amounts invested in mutual funds must be reported separately from the balance of the payment account.

For transactions on their own account (payment to suppliers, payment of salaries, etc.), PSPs must use an ‘operational’ bank account (unrestricted) separate from the bank account in which the PSP customers’ funds are deposited.

b)	Oversight and Reporting Regime: PSPs shall comply with the reporting regime provided for in different communications issued by the BCRA and give access to their facilities and documentation to SEFyC’s personnel designated for this purpose, and make available to the BCRA tools for real-time inquiries and reporting that the Deputy General Manager of Payment Methods may determine for each type of supplier according to its volume of operations.
c)	Transparency Advertisements made through any media and any documentation issued by PSPs must clearly and expressly state that: a) they only offer payment services and are not authorized by the BCRA to operate as financial entities, and b) funds deposited in payment accounts do not constitute deposits in a financial institution, nor do they have any of the guarantees that such deposits may enjoy in accordance with applicable laws and regulations regarding deposits in financial institutions.
d)	Transfers of funds sent and received in payment accounts: PSPs must comply with the obligations set out in the “National Payment System - Transfers Rules.” and “National Payment System – Transfers – Supplementary Rules”
ii)	Registry of Interoperable Digital Wallets

Additionally, during February 2022, the BCRA issued Communication “A” 7,462 through which it establishes the creation of the “Registry of Interoperable Digital Wallets” and establishes that any PSP that wishes to provide a digital wallet service that allows payments to be made with transfers initiated through QR codes must be registered in the aforementioned registry.

On August 3, 2022, Micro Sistemas was registered in the Registry of Interoperable Digital Wallets. under number 36,530. From thereon, Micro Sistemas must comply with the regime provided for Interoperable Digital Wallets, which includes, but is not limited to, the provisions of Communication “A” 7,462, the provisions of the Transfers 3.0 scheme designated by the BCRA in the terms of Communication (BCRA) “A” 7,153 and its amendments, or those that modify, complement or replace it in the future.

iii)	Law No. 25,246 and Resolution No. 76/2019 FIU

Micro Sistemas falls within the scope of the terms of Article 20 of Law No. 25,246 (as amended), which provides for the persons obliged to report to the FIU.

In addition, Micro Sistemas is subject to the terms of FIU Resolution No. 76/2019 which sets out the guidelines for asset laundering and terrorist financing risk management and minimum compliance standards to be complied with by purchase and credit card operators and issuers of traveler checks, which shall adopt and apply to manage, in accordance with their policies, procedures and controls, the risk of being used by third parties for criminal purposes of asset laundering and terrorist financing.

In addition, it is subject to several FIU standards that have a general scope. Among them, FIU Resolution No. 134/2018 (as amended) which provides for a list of politically exposed persons (PEPs) and establishes the special operations control actions to be applied to this type of customers, and FIU Resolution No. 112/2021, which amended the system for the identification and verification of the ultimate beneficiaries of customers that are artificial persons or other legal entities.

iv)	Registry of Other Non-Financial Credit Providers

Micro Sistemas was recently registered in the Registry of Other Non-Financial Credit Providers, belonging to the SEFyC. From thereon, Micro Sistemas must comply with the regulatory regime provided for Non-Financial Credit Providers.

Additionally, Micro Sistemas must comply with the provisions of the ordered text on the Protection of Users of Financial Services, and its complementary regulations issued by the BCRA.